Total revenue and income	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Total revenue and income
22. Total revenue and income
a) Net revenue from services rendered
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Major service lines
Brokerage commission	1,595,435	935,998	547,862	349,554
Securities placement	922,057	693,198	388,283	328,224
Management fees	809,024	591,591	274,353	207,070
Insurance brokerage fee	74,299	69,367	17,624	27,344
Educational services	95,627	75,037	25,474	32,782
Other services	334,470	212,874	155,063	85,388
Gross revenue from services rendered	3,830,912	2,578,065	1,408,659	1,030,362
(-) Sales taxes and contributions on services (i)	(337,681)	(236,965)	(130,914)	(86,324)

	3,493,231	2,341,100	1,277,745	944,038

(i)	Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).

b) Net income from financial instruments

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Net income from financial instruments at fair value through profit or loss	2,007,466	913,110	647,076	395,838
Net income from financial instruments measured at amortized cost and at fair value through other comprehensive income	303,388	204,023	189,527	26,513
Total income from financial instruments	2,310,854	1,117,133	836,603	422,351
(-) Taxes and contributions on financial income	(47,578)	(21,720)	(13,611)	(10,465)

	2,263,276	1,095,413	822,992	411,886

c) Disaggregation by geographic location
Breakdown of total net revenue and income and selected assets by geographic location:

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Brazil	5,156,387	3,207,076	1,721,542	1,273,565
United States	570,738	205,830	368,524	74,917
Europe	29,382	23,607	10,671	7,442

Net revenue and income	5,756,507	3,436,513	2,100,737	1,355,924

	September 30, 2020	December 31, 2019
Brazil	1,175,503	1,208,737
United States	375,565	224,244
Europe	29,634	16,476

Selected assets (i)	1,580,702	1,449,457

(i)	Selected assets are total assets of the Group, less: cash, financial assets and deferred tax assets and are presented by geographic location.
None of the customers represented more than 10% of Group’s revenues for the periods presented.

26. Total revenue and income
a) Net revenue from services rendered
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2019	2018	2017
Major service lines
Brokerage commission	1,288,135	861,068	639,615
Securities placement	1,154,786	631,949	401,402
Management fees	1,035,224	527,644	221,936
Insurance brokerage fee	106,438	56,713	29,167
Educational services	97,986	42,653	18,682
Other services	275,467	160,409	111,647

	3,958,036	2,280,436	1,422,449
(-) Sales taxes and contributions on revenue (i)	(362,264)	(225,887)	(138,833)

	3,595,772	2,054,549	1,283,616

(i)	Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).
b) Net income from financial instruments

	2019	2018	2017
Net Income of financial instruments at fair value through profit or loss	1,360,207	821,617	562,895
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	199,947	114,442	79,380
(-) Taxes and contributions on financial income	(28,118)	(32,155)	(19,241)

	1,532,036	903,904	623,034

c) Disaggregation by geographic location

	2019	2018	2017
Brazil	4,790,236	2,716,459	1,751,419
United States	307,456	204,207	131,198
Europe	30,116	37,787	24,033

Total Revenue and Income	5,127,808	2,958,453	1,906,650

	2019	2018
Brazil	1,208,737	881,434
United States	224,244	31,829
Europe	16,476	7,556

Selected assets (i)	1,449,457	920,819

(i)	Selected assets are Total assets of the Company, less: financial assets and deferred tax assets and are presented by geographic location.

None of the clients represented more than 10% of our revenues for the periods presented.